Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,430.44
Total Fee Amount	1,430.44
Total Transaction Valuation	10,357,971.84
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A